Corporate information (Details Narrative) $ / shares in Units, € in Millions, R$ in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Sep. 30, 2023 BRL (R$)	Dec. 26, 2022 BRL (R$) Numbers	Aug. 17, 2022 BRL (R$)	Mar. 31, 2022	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Mar. 31, 2024 BRL (R$)	Mar. 31, 2024 EUR (€)	Oct. 31, 2023 BRL (R$)	Sep. 08, 2023 BRL (R$)	Sep. 08, 2023 EUR (€)	Jul. 07, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$)	Feb. 14, 2023 shares
IfrsStatementLineItems [Line Items]
Revenue							R$ 3,900.0	R$ 1,200.0
Write-offs of assets							1,035.0	481.0
Gain (expenses) related to remeasurement of leasing agreements							(1,345.0)	294.0
Dismissal of employees expense							566.0
Cancellation of contracts							95.0
Other expenses related to transaction							684.0
Net result of transaction, amount							R$ 1,564.0	R$ 426.0
Share capital					R$ 6,659.0
Approved capital amount					7,133.0
Issuance of common stock | shares																1,080,556,276
Conversion adjustment amount					(1,360.0)
Investment writeoff amount					(746.0)
Fair value of financial asset					153.0
Proceeds from public tender offer | $						$ 1,175
Proceeds from public tender offer per share | $ / shares						$ 0.9053
Proceeds from public tender offer					R$ 790.0	$ 156
[custom:FairValueOfDerivative-0]											R$ 20.0
Acquisition of shares description					amount of US$156 million (corresponding to R$789 on January 23, 2024, including positive effect of R$12 from the hedge contracted on October 31st).	amount of US$156 million (corresponding to R$789 on January 23, 2024, including positive effect of R$12 from the hedge contracted on October 31st).
Total sales to a private fund														R$ 190.0	R$ 140.0
Right of use assets															81.0
Lease liability															183.0
Gain in sale and leaseback operation															R$ 85.0
Total transaction amount	R$ 247.0
Gain on operation	66.0
Provision for loss of investment	R$ 872.0
[custom:FairValueOfApprovedSaleOfEquity-0]												R$ 53.5	€ 10
[custom:AmountDueToInstallment-0]									R$ 10.7	€ 2		R$ 42.8	€ 8
Extra Hiper Business [Member]
IfrsStatementLineItems [Line Items]
Percentage of abandoned stores gross revenue								21.00%
Assai [member]
IfrsStatementLineItems [Line Items]
Number of stores | Numbers		66
Initial number of stores | Numbers		70
Right of use assets		R$ 3,928,000.0
Initial right of use assets		R$ 3,973,000.0
Sale of properties to real estate fund | Numbers		17
Guarantee period		25 years
Renewable for an additional period		15 years
Guaranteed and subsequently leased amount		R$ 1,200,000.0
Residual installments due between 2023 and 2024			R$ 2,000.0
Residual installments due in 2023			1,200.0
Residual installments due in 2024			R$ 700.0
Agreement, description			adjusted by CDI plus 1.2% p.y. were also definitively sold during the third quarter of 2022
Cost of sale			R$ 2.4
Percentage of abandonment and delivery stores				86.00%